Debt Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of long-term debt [Table Text Block]
As of December 31, 2012, the Company’s total debt was $1.96 billion, with $72 million included in short term borrowings and $1.89 billion included in long term debt, as follows:

In millions	December 31, 2012	December 31, 2011
Senior Secured Credit Facility:
Term loan facility	$850	$700
Revolving credit facility	—	140
5.00% Senior Notes due July 15, 2022	600	—
4.625% Senior Notes due February 15, 2021	500	—
Other	13	13
Total debt	$1,963	$853

Maturities of long-term debt [Table Text Block]
Debt Maturities – Maturities of long-term debt outstanding, in principal amounts, at December 31, 2012 are summarized below:

		For the years ended December 31
In millions	Total	2013	2014	2015	2016	2017	Thereafter
Debt maturities	$1,963	$72	$86	$86	$505	$106	$1,108